PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78,566	$ 78,566	$ 62,703
Less accumulated depreciation	(63,066)	(60,158)	(49,683)
Property and equipment, net	15,500	18,408	13,020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68,449	68,449	54,900
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,117	$ 10,117	$ 7,803